Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories
Note 13 - Inventories
The Group's inventory primarily consisted of vehicles as follows:

	As of June 30, 2025	As of December, 31, 2024
Work in progress	10	—
Finished goods and goods for resale	927,642	1,191,047
Provision for impairment	(121,951)	(111,686)
Total	805,701	1,079,361
Inventory costs recognized in Cost of sales during the six months ended June 30, 2025 and 2024 amounted to $1,244,942 and $870,699, respectively.
During the six months ended June 30, 2025 and 2024, the write-down of inventories to net realizable value ("impairment of inventory") amounted to $81,056 and $31,682 respectively. The write-downs were recognized as an expense in Cost of sales.